UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1:	Schedule of Investments

Vanguard Dividend Appreciation Index Fund

Schedule of Investments

As of October 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (9.9%)
	McDonald's Corp.	439,946	25,486
	Home Depot, Inc.	490,299	11,566
	Target Corp.	252,143	10,116
	Lowe's Cos., Inc.	411,063	8,920
	Johnson Controls, Inc.	200,424	3,553
	TJX Cos., Inc.	126,513	3,385
	The McGraw-Hill Cos., Inc.	110,861	2,975
	Sherwin-Williams Co.	41,993	2,390
	Genuine Parts Co.	58,880	2,317
	Harley-Davidson, Inc.	91,134	2,231
	H & R Block, Inc.	101,318	1,998
	VF Corp.	31,972	1,762
	Nordstrom, Inc.	71,448	1,292
	Ross Stores, Inc.	38,619	1,262
	Family Dollar Stores, Inc.	44,543	1,199
	Gannett Co., Inc.	77,505	853
	The Stanley Works	25,449	833
	John Wiley & Sons Class A	16,952	590
	Wolverine World Wide, Inc.	18,727	440
	Matthews International Corp.	9,358	418
^	Polaris Industries, Inc.	12,325	415
	Meredith Corp.	14,438	280
	Harte-Hanks, Inc.	19,594	138
			84,419
Consumer Staples (27.2%)
	Wal-Mart Stores, Inc.	907,786	50,664
	The Procter & Gamble Co.	687,920	44,398
	The Coca-Cola Co.	759,966	33,484
	PepsiCo, Inc.	570,354	32,516
	Anheuser-Busch Cos., Inc.	260,281	16,145
	Colgate-Palmolive Co.	172,011	10,795
	Walgreen Co.	348,384	8,870
	Kimberly-Clark Corp.	143,687	8,807
	Sysco Corp.	215,926	5,657
	Archer-Daniels-Midland Co.	222,772	4,618
	Avon Products, Inc.	157,223	3,904
	The Clorox Co.	47,692	2,900
	The Hershey Co.	57,202	2,130
	Brown-Forman Corp. Class B	30,401	1,380
	McCormick & Co., Inc.	40,340	1,358
	Church & Dwight, Inc.	21,979	1,299
	Hormel Foods Corp.	45,602	1,289

	SuperValu Inc.	84,775	1,207
	Lancaster Colony Corp.	10,966	346
	Tootsie Roll Industries, Inc.	12,867	320
	Universal Corp. (VA)	7,865	311
			232,398
Energy (9.4%)
	Chevron Corp.	538,722	40,189
	ExxonMobil Corp.	523,007	38,765
	Helmerich & Payne, Inc.	35,246	1,209
	Holly Corp.	18,105	356
			80,519
Financials (8.1%)
	AFLAC Inc.	157,360	6,968
	The Chubb Corp.	131,940	6,837
	Franklin Resources Corp.	87,367	5,941
	State Street Corp.	131,665	5,708
	The Allstate Corp.	182,843	4,825
	Northern Trust Corp.	75,345	4,243
	T. Rowe Price Group Inc.	97,479	3,854
	M & T Bank Corp.	31,741	2,574
	Synovus Financial Corp.	204,586	2,113
	American International Group, Inc.	837,461	1,600
	Lincoln National Corp.	91,859	1,584
	Cincinnati Financial Corp.	54,609	1,419
	SEI Investments Co.	69,808	1,234
	The Hartford Financial Services Group Inc.	110,158	1,137
	Commerce Bancshares, Inc.	23,653	1,118
	Eaton Vance Corp.	47,132	1,037
	Cullen/Frost Bankers, Inc.	17,673	989
	Transatlantic Holdings, Inc.	22,909	982
	Brown & Brown, Inc.	47,191	968
	Legg Mason Inc.	43,529	966
	City National Corp.	16,459	881
	HCC Insurance Holdings, Inc.	38,538	850
	Bank of Hawaii Corp.	16,612	842
	Wesco Financial Corp.	2,430	802
	Nationwide Financial Services, Inc.	15,900	752
	Erie Indemnity Co. Class A	17,799	662
	BancorpSouth, Inc.	25,320	615
	UMB Financial Corp.	12,389	562
	Westamerica Bancorporation	8,573	491
^	Ambac Financial Group, Inc.	182,001	488
	R.L.I. Corp.	7,819	449
	Trustmark Corp.	21,335	438
	Glacier Bancorp, Inc.	17,678	357
	First Financial Bankshares, Inc.	6,467	350
	State Auto Financial Corp.	13,008	343
	Forest City Enterprise Class A	28,467	338

	CVB Financial Corp.	25,203	319
	Harleysville Group, Inc.	9,672	305
	BancFirst Corp.	4,725	238
^	First Busey Corp.	11,720	218
	Sterling Bancshares, Inc.	26,141	208
	IBERIABANK Corp.	3,917	200
	Protective Life Corp.	23,400	195
	Bank of the Ozarks, Inc.	6,159	187
	First Financial Corp. (IN)	4,139	175
^	Capital City Bank Group, Inc.	5,511	154
	First Source Corp.	7,138	153
	Renasant Corp.	6,924	145
	Tompkins Trustco, Inc.	2,919	143
	Simmons First National Corp.	4,313	134
	S.Y. Bancorp, Inc.	4,850	134
	Heartland Financial USA, Inc.	5,239	124
	Mainsource Financial Group, Inc.	6,266	112
	Sandy Spring Bancorp, Inc.	5,078	109
	Flushing Financial Corp.	6,909	107
	First Community Bancshares, Inc.	3,328	104
	Suffolk Bancorp	3,131	102
	Washington Trust Bancorp, Inc.	4,359	93
	Banner Corp.	5,895	75
	Southwest Bancorp, Inc.	4,876	71
	Peoples Bancorp, Inc.	3,517	67
	West Coast Bancorp	6,170	54
	Old Second Bancorp, Inc.	3,676	50
	Anchor Bancorp Wisconsin Inc.	6,241	36
	First State Bancorporation	6,950	26
	Horizon Financial Corp.	4,259	26
			69,381
Health Care (14.6%)
	Johnson & Johnson	706,623	43,344
	Abbott Laboratories	494,274	27,259
	Medtronic, Inc.	389,938	15,726
	Eli Lilly & Co.	370,980	12,547
	Stryker Corp.	145,777	7,793
	Becton, Dickinson & Co.	76,294	5,295
	Cardinal Health, Inc.	113,913	4,352
	C.R. Bard, Inc.	33,328	2,941
	DENTSPLY International Inc.	51,482	1,564
	Beckman Coulter, Inc.	21,970	1,097
	Teleflex Inc.	13,708	726
	Owens & Minor, Inc. Holding Co.	13,594	588
	Hill-Rom Holdings, Inc.	21,551	491
	West Pharmaceutical Services, Inc.	10,974	438
	Meridian Bioscience Inc.	12,012	295
			124,456

Industrials (14.6%)
	General Electric Co.	1,350,480	26,348
	United Technologies Corp.	331,261	18,206
	3M Co.	247,030	15,884
	Emerson Electric Co.	276,651	9,055
	General Dynamics Corp.	137,755	8,309
	Caterpillar, Inc.	214,348	8,182
	Danaher Corp.	119,514	7,080
	Illinois Tool Works, Inc.	184,310	6,154
	C.H. Robinson Worldwide Inc.	57,916	2,999
	Parker Hannifin Corp.	62,688	2,430
	Dover Corp.	76,367	2,426
	W.W. Grainger, Inc.	28,800	2,263
	Expeditors International of Washington, Inc.	66,593	2,174
	Pitney Bowes, Inc.	72,464	1,796
	Roper Industries Inc.	32,514	1,475
	Avery Dennison Corp.	35,348	1,238
	Cintas Corp.	51,905	1,230
	Donaldson Co., Inc.	28,679	1,008
	Pentair, Inc.	35,637	985
	Harsco Corp.	31,412	744
	Brady Corp. Class A	18,712	580
	CLARCOR Inc.	16,134	571
	Carlisle Co., Inc.	22,836	531
	Nordson Corp.	13,100	484
	Mine Safety Appliances Co.	13,319	360
	Franklin Electric, Inc.	7,660	323
^	HNI Corp.	15,738	288
	ABM Industries Inc.	16,142	264
	Raven Industries, Inc.	7,561	243
	Otter Tail Corp.	10,264	241
	A.O. Smith Corp.	7,387	233
	Tennant Co.	8,030	201
	McGrath RentCorp	8,847	201
	Gorman-Rupp Co.	5,960	187
	Badger Meter, Inc.	5,313	134
	NACCO Industries, Inc. Class A	2,133	131
	Universal Forest Products, Inc.	5,268	125
	Courier Corp.	4,752	83
	LSI Industries Inc.	9,969	78
			125,244
Information Technology (6.2%)
	International Business Machines Corp.	419,402	38,992
	Automatic Data Processing, Inc.	190,074	6,643
	Paychex, Inc.	123,061	3,512
	Linear Technology Corp.	83,315	1,890
	Total System Services, Inc.	77,813	1,069
	Diebold, Inc.	23,523	699
	Jack Henry & Associates Inc.	28,445	541
			53,346

Materials (4.3%)
	Praxair, Inc.	111,209	7,245
	Rohm & Haas Co.	63,661	4,478
	Air Products & Chemicals, Inc.	74,333	4,321
	Nucor Corp.	106,089	4,298
	Ecolab, Inc.	84,422	3,146
	PPG Industries, Inc.	57,085	2,830
	Sigma-Aldrich Corp.	46,355	2,033
	Vulcan Materials Co.	32,178	1,747
^	Martin Marietta Materials, Inc.	15,495	1,214
	Albemarle Corp.	35,829	872
	Sonoco Products Co.	34,535	870
Bemis Co., Inc.	33,054	821
Valspar Corp.	37,403	765
AptarGroup Inc.	24,074	730
RPM International, Inc.	40,462	575
H.B. Fuller Co.	17,487	309
Myers Industries, Inc.	14,597	154
Stepan Co.	3,261	117
		36,525
Telecommunication Services (3.8%)
AT&T Inc.	1,174,230	31,434
CenturyTel, Inc.	41,644	1,046
Shenandoah Telecommunications Co.	9,888	237
		32,717
Utilities (1.8%)
FPL Group, Inc.	141,335	6,677
Questar Corp.	60,370	2,080
MDU Resources Group, Inc.	62,591	1,140
National Fuel Gas Co.	29,612	1,072
UGI Corp. Holding Co.	36,073	861
Aqua America, Inc.	45,842	825
Energen Corp.	23,791	799
New Jersey Resources Corp.	14,340	534
Northwest Natural Gas Co.	8,708	443
Black Hills Corp.	13,895	351
California Water Service Group	7,054	265
American States Water Co.	6,057	207
SJW Corp.	6,676	185
Southwest Water Co.	8,266	66
		15,505

Total Common Stocks (Cost $1,056,364)				854,510
		Coupon	Shares
Temporary Cash Investment (0.3%)
[1,2]	Vanguard Market Liquidity Fund (Cost $2,088)	2.217%	2,088,216	2,088

Total Investments (100.2%) (Cost $1,058,452)				856,598
[2] Other Assets and Liabilities-Net (-0.2%)				(1,482)
Net Assets (100%)				855,116

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,447,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,472,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2008, the cost of investment securities for tax purposes was $1,058,452,000. Net unrealized depreciation of investment securities for tax purposes was $201,854,000, consisting of unrealized gains of $13,102,000 on securities that had risen in value since their purchase and $214,956,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Dividend Growth Fund

Schedule of Investments

As of October 31, 2008

	Shares	Market Value ($000)
Common Stocks (93.1%)
Consumer Discretionary (6.9%)
Staples, Inc.	1,707,800	33,183
NIKE, Inc. Class B	477,900	27,541
The Walt Disney Co.	854,000	22,119
McDonald's Corp.	280,500	16,249
Toyota Motor Corp. ADR	196,600	14,959
		114,051
Consumer Staples (15.3%)
Sysco Corp.	1,257,200	32,939
PepsiCo, Inc.	572,900	32,661
The Procter & Gamble Co.	496,500	32,044
Wal-Mart Stores, Inc.	554,500	30,947
The Coca-Cola Co.	637,800	28,101
Walgreen Co.	1,046,900	26,654
Kimberly-Clark Corp.	434,100	26,606
Hormel Foods Corp.	932,400	26,350
General Mills, Inc.	219,700	14,882
		251,184
Energy (16.8%)
Total SA ADR	1,077,500	59,736
ExxonMobil Corp.	682,600	50,594
Marathon Oil Corp.	1,674,400	48,725
Chevron Corp.	601,000	44,835
BP PLC ADR	777,700	38,652
Schlumberger Ltd.	630,700	32,576
		275,118
Financials (8.5%)
Ace Ltd.	805,700	46,215
State Street Corp.	851,920	36,931
Marsh & McLennan Cos., Inc.	1,166,000	34,187
JPMorgan Chase & Co.	529,500	21,842
		139,175
Health Care (14.7%)
Medtronic, Inc.	1,043,800	42,096
Johnson & Johnson	663,800	40,717
AstraZeneca Group PLC ADR	728,400	30,928
Abbott Laboratories	523,400	28,866
Wyeth	832,800	26,799
Eli Lilly & Co.	751,500	25,416
Cardinal Health, Inc.	634,500	24,238
Schering-Plough Corp.	1,502,000	21,764
		240,824
Industrials (14.3%)
General Electric Co.	1,700,400	33,175

United Technologies Corp.	549,600	30,206

United Parcel Service, Inc.	555,800	29,335
Honeywell International Inc.	815,000	24,817
Illinois Tool Works, Inc.	694,700	23,196
Emerson Electric Co.	705,200	23,081
Lockheed Martin Corp.	264,400	22,487
The Boeing Co.	383,900	20,067
Burlington Northern Santa Fe Corp.	187,000	16,654
Caterpillar, Inc.	313,100	11,951
234,969
Information Technology (12.3%)
Automatic Data Processing, Inc.	1,409,600	49,265
Accenture Ltd.	1,071,300	35,406
Paychex, Inc.	1,114,000	31,794
Microsoft Corp.	1,204,900	26,905
International Business Machines Corp.	273,600	25,437
Nokia Corp. ADR	1,162,100	17,641
Linear Technology Corp.	722,300	16,382
202,830
Materials (1.6%)
Praxair, Inc.	397,500	25,897

Telecommunication Services (1.5%)
AT&T Inc.	917,500	24,561

Utilities (1.2%)
Dominion Resources, Inc.	531,000	19,265
Total Common Stocks (Cost $1,690,841)	1,527,874
Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investment (5.4%)
Repurchase Agreement (5.4%)
SBC Warburg Dillon Read (Dated 10/31/08, Repurchase Value $89,402,000, collateralized by Federal National Mortgage Assn. 4.500%-9.500%, 4/1/12-10/1/38) (Cost $89,400)	0.220%	11/3/08	89,400	89,400
Total Investments (98.5%) (Cost $1,780,241)	1,617,274
Other Assets and Liabilities-Net (1.5%)	24,381
Net Assets (100%)	1,641,655

ADR—American Depositary Receipt.

Dividend Growth Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2008, the cost of investment securities for tax purposes was $1,780,241,000. Net unrealized depreciation of investment securities for tax purposes was $162,967,000, consisting of unrealized gains of $83,832,000 on securities that had risen in value since their purchase and $246,799,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	1,527,874
Level 2- Other significant observable inputs	89,400
Level 3- Significant unobservable inputs	-
Total	1,617,274

Vanguard Energy Fund

Schedule of Investments

As of October 31, 2008

		Shares	Market Value ($000)
Common Stocks (97.5%)
United States (53.8%)
Energy Equipment & Services (12.0%)
	Schlumberger Ltd.	5,407,164	279,280
*	Weatherford International Ltd.	14,118,524	238,321
	Baker Hughes, Inc.	5,242,411	183,222
*	Transocean, Inc.	2,004,964	165,069
	Halliburton Co.	6,036,732	119,467
	Noble Corp.	71,172	2,292
	ENSCO International, Inc.	48,114	1,829
	Helmerich & Payne, Inc.	44,000	1,509
*	Pride International, Inc.	76,300	1,434
	BJ Services Co.	107,900	1,386
	Patterson-UTI Energy, Inc.	102,700	1,363
*	Nabors Industries, Inc.	90,800	1,306
*	National Oilwell Varco Inc.	16,317	488
	Diamond Offshore Drilling, Inc.	300	27
			996,993
Exchange-Traded Fund (0.6%)
[1]	Vanguard Energy ETF	663,000	49,572

Gas Utilities (2.3%)
	Equitable Resources, Inc.	3,640,900	126,376
	Questar Corp.	2,002,500	69,006
			195,382
Oil, Gas & Consumable Fuels (38.9%)
	ExxonMobil Corp.	9,694,631	718,566
	Chevron Corp.	6,189,535	461,739
	Occidental Petroleum Corp.	5,264,801	292,407
	EOG Resources, Inc.	3,563,436	288,353
	ConocoPhillips Co.	4,045,109	210,427
	Noble Energy, Inc.	2,960,800	153,429
	Marathon Oil Corp.	4,892,491	142,371
	Devon Energy Corp.	1,700,576	137,509
	CONSOL Energy, Inc.	4,367,800	137,105
	Hess Corp.	2,275,289	136,995
	XTO Energy, Inc.	3,486,777	125,350
	Cabot Oil & Gas Corp.	3,675,900	103,183
	Peabody Energy Corp.	2,639,000	91,072
	Valero Energy Corp.	3,662,751	75,379
	Chesapeake Energy Corp.	3,260,255	71,628
*	Newfield Exploration Co.	2,384,700	54,800
	Williams Cos., Inc.	1,383,600	29,014
	Apache Corp.	53,470	4,402
	Murphy Oil Corp.	46,800	2,370
*	Plains Exploration & Production Co.	64,000	1,805

	Cimarex Energy Co.	44,500	1,800
	Arch Coal, Inc.	62,800	1,345
*	Alpha Natural Resources, Inc.	34,100	1,220
	Anadarko Petroleum Corp.	20,260	715
*	Denbury Resources, Inc.	39,092	497
			3,243,481
Total United States			4,485,428
International (43.7%)
Argentina (0.0%)
	Petrobras Energia Participaciones SA ADR	188,108	1,168

Australia (3.8%)
	BHP Billiton Ltd. ADR	5,800,000	225,504
	Woodside Petroleum Ltd. ADR	3,331,600	93,035
	Woodside Petroleum Ltd.	16,485	466
			319,005
Austria (0.7%)
	OMV AG	1,817,887	58,190

Brazil (2.3%)
	Petroleo Brasileiro SA ADR	6,773,400	182,137
	Petroleo Brasileiro SA Pfd.	391,520	4,218
	Petroleo Brasileiro SA	249,842	3,307
			189,662
Canada (11.3%)
	Canadian Natural Resources Ltd. (New York Shares)	5,092,859	257,291
	EnCana Corp. (New York Shares)	3,432,300	174,738
	Suncor Energy, Inc.	5,943,400	142,166
	Canadian Oil Sands Trust	4,221,175	113,260
	Husky Energy Inc.	3,079,900	92,502
	Petro-Canada (New York Shares)	3,337,000	83,292
	Talisman Energy, Inc.	6,183,631	61,103
	Canadian Oil Sands Trust (New York Shares)	251,200	6,740
	EnCana Corp.	57,439	2,918
	Petro-Canada	107,850	2,697
	Imperial Oil Ltd.	61,000	2,159
	Canadian Natural Resources Ltd.	36,439	1,839
	Suncor Energy, Inc.	64,652	1,553
	Addax Petroleum Corp.	73,000	1,090
	TransCanada Corp.	15,996	483
			943,831
China (0.0%)
	Yanzhou Coal Mining Co. Ltd. H Shares	1,690,000	1,044
	PetroChina Co. Ltd.	744,000	559
	CNOOC Ltd.	343,717	282
			1,885
France (4.2%)
	Total SA ADR	6,098,100	338,079

	Total SA	259,846	14,295
			352,374
Hungary (0.0%)
	MOL Hungarian Oil and Gas Nyrt.	22,200	1,201

India (1.7%)
	Reliance Industries Ltd.	3,155,595	89,453
	Oil and Natural Gas Corp. Ltd.	3,259,211	44,806
[2]	Oil and Natural Gas Corp., Ltd. Warrants Exp. 7/14/10	351,450	4,755
	Bharat Petroleum Corp. Ltd.	189,008	1,108
			140,122
Indonesia (0.0%)
	PT Bumi Resources Tbk	5,984,500	1,194
	PT Tambang Batubara Bukit Asam Tbk	1,676,000	842
			2,036
Israel (0.0%)
	Oil Refineries Ltd.	2,255,000	1,141

Italy (2.2%)
	Eni SpA ADR	3,551,850	170,666
	Eni SpA	344,175	8,215
			178,881
Japan (0.0%)
	Showa Shell Sekiyu K.K.	45,000	367

Netherlands (0.7%)
	Fugro NV	1,539,827	55,025

Norway (2.3%)
	Statoil ASA ADR	6,577,900	132,216
	Seadrill Ltd.	5,717,040	55,044
	StatoilHydro ASA	213,360	4,291
			191,551
Poland (0.0%)
	Polski Koncern Naftowy SA	150,700	1,537

Russia (3.3%)
	OAO Gazprom-Sponsored ADR	7,959,022	158,489
	LUKOIL ADR	2,836,000	108,877
	OAO Gazprom Sponsored GDR	289,839	5,771
	Rosneft Oil Co. GDR	398,600	1,829
	Tatneft GDR	27,210	1,192
	LUKOIL Sponsored ADR	25,400	975
			277,133
South Africa (0.1%)
	Sasol Ltd.	95,874	2,830

Spain (0.0%)
	Repsol YPF SA	141,134	2,684

Thailand (0.1%)
	PTT Public Co. Ltd. (Foreign)			334,700	1,538
*	Banpu Public Co. Ltd. (Local)			190,600	897
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)			2,998,200	867
					3,302
Turkey (0.0%)
	Tupras-Turkiye Petrol Rafinerileri A.S.			106,286	1,342

United Kingdom (11.0%)
	BG Group PLC			19,525,423	287,101
	BP PLC ADR			4,455,800	221,453
	Royal Dutch Shell PLC ADR Class B			3,920,726	216,777
	Royal Dutch Shell PLC ADR Class A			2,768,500	154,510
	BP PLC			2,213,098	18,040
	Royal Dutch Shell PLC Class A			319,488	8,778
	Royal Dutch Shell PLC Class B			298,746	8,100
	Royal Dutch Shell PLC Class A (Amsterdam Shares)			117,600	3,259
					918,018
Total International					3,643,285
Total Common Stocks (Cost $6,405,735)					8,128,713
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (0.7%)
[3]	Vanguard Market Liquidity Fund	2.217%		58,925,358	58,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.7%)
	Deutsche Bank Securities, Inc. (Dated 10/31/08, Repurchase Value $140,903,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%-7.000%, 3/1/32-8/1/38, Government National Mortgage Assn. 7.000%, 5/15/37-11/15/37)	0.250%	11/3/08	140,900	140,900

U.S. Government & Agency Obligations (0.2%)
[4,5]	Federal Home Loan Bank	2.455%	11/5/08	8,000	7,999
[4,5]	Federal Home Loan Bank	2.433%	11/6/08	500	500
[4,5]	Federal Home Loan Bank	2.576%	11/24/08	5,000	4,994

[4,5]	Federal National Mortgage Assn.	2.625%	2/17/09	2,000	1,986
15,479
Total Temporary Cash Investments (Cost $215,299)	215,305
Total Investments (100.1%) (Cost $6,621,034)	8,344,018
Other Assets and Liabilities-Net (-0.1%)	(9,106)
Net Assets (100%)	8,334,912

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $15,479,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At October 31, 2008, the cost of investment securities for tax purposes was $6,621,034,000. Net unrealized appreciation of investment securities for tax purposes was $1,722,984,000, consisting of unrealized gains of $2,514,585,000 on securities that had risen in value since their purchase and $791,601,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	1,297	62,729	(1,775)
S&P 500 Index	40	9,673	(2,993)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	7,229,269	(4,768)
Level 2- Other significant observable inputs	1,114,749	-
Level 3- Significant unobservable inputs	-	-
Total	8,344,018	(4,768)

Vanguard Health Care Fund

Schedule of Investments

As of October 31, 2008

		Shares	Market Value ($000)
Common Stocks (92.7%)
United States (65.1%)
	Biotechnology (8.8%)
*	Amgen, Inc.	9,438,455	565,269
*	Genzyme Corp.	6,219,340	453,266
*	Gilead Sciences, Inc.	2,999,696	137,536
*,1	OSI Pharmaceuticals, Inc.	3,480,000	132,066
*	Cephalon, Inc.	1,602,000	114,895
*	Biogen Idec Inc.	2,020,000	85,951
*	Vertex Pharmaceuticals, Inc.	2,693,800	70,605
*,^	Amylin Pharmaceuticals, Inc.	2,057,200	21,004
*	Onyx Pharmaceuticals, Inc.	607,200	16,382
*	Genentech, Inc.	100,000	8,294
*	Human Genome Sciences, Inc.	938,500	3,031
			1,608,299
	Chemicals (0.9%)
	Sigma-Aldrich Corp.	3,730,000	163,598
			163,598
	Food & Staples Retailing (1.6%)
	Walgreen Co.	11,650,000	296,609
			296,609
	Health Care Equipment & Supplies (8.1%)
	Becton, Dickinson & Co.	5,300,000	367,820
*	St. Jude Medical, Inc.	9,010,900	342,685
	Medtronic, Inc.	7,514,900	303,076
	Baxter International, Inc.	3,100,000	187,519
	Beckman Coulter, Inc.	2,761,784	137,868
	DENTSPLY International Inc.	2,485,400	75,506
*	Hospira, Inc.	1,695,070	47,157
	STERIS Corp.	803,083	27,337
			1,488,968
	Health Care Providers & Services (14.8%)
	McKesson Corp.	13,039,900	479,738
	UnitedHealth Group Inc.	19,885,100	471,874
*	WellPoint Inc.	7,502,400	291,618
	Quest Diagnostics, Inc.	5,785,400	270,757
*	Humana Inc.	8,267,800	244,644
	Cardinal Health, Inc.	5,136,708	196,222
*	Laboratory Corp. of America Holdings	2,731,360	167,951
	CIGNA Corp.	7,600,000	123,880
*,1	Coventry Health Care Inc.	9,334,300	123,119
	Universal Health Services Class B	2,260,400	95,027

	Owens & Minor, Inc. Holding Co.	2,000,000	86,540
*	Health Net Inc.	4,445,402	57,257
	Aetna Inc.	1,888,322	46,963
*,1	Health Management Associates Class A	15,756,900	33,090
*	DaVita, Inc.	304,600	17,286
*	WellCare Health Plans Inc.	500,000	12,085
			2,718,051
	Health Care Technology (1.5%)
*,1	Cerner Corp.	4,100,000	152,643
	IMS Health, Inc.	8,547,400	122,570
			275,213
	Household Products (0.2%)
	Colgate-Palmolive Co.	600,000	37,656
			37,656
	Life Sciences Tools & Services (0.2%)
*,1	PAREXEL International Corp.	2,757,100	28,674
			28,674
	Machinery (0.3%)
	Pall Corp.	2,104,600	55,582
			55,582
	Pharmaceuticals (28.7%)
	Schering-Plough Corp.	58,279,100	844,464
	Eli Lilly & Co.	24,179,900	817,764
	Abbott Laboratories	13,300,000	733,495
	Merck & Co., Inc.	23,371,200	723,339
*,1	Forest Laboratories, Inc.	30,133,000	699,990
	Wyeth	11,329,800	364,593
	Bristol-Myers Squibb Co.	16,350,000	335,992
	Pfizer Inc.	17,711,570	313,672
	Perrigo Co.	4,450,000	151,300
	Allergan, Inc.	3,300,000	130,911
*	Sepracor Inc.	4,782,900	63,708
*	Watson Pharmaceuticals, Inc.	2,100,000	54,957
	Johnson & Johnson	700,000	42,938
			5,277,123
Total United States			11,949,773
International (27.6%)
	Belgium (0.4%)
	UCB SA	2,944,146	74,939
			74,939
	Denmark (0.2%)
	Novo Nordisk A/S B Shares	800,000	42,882
			42,882
	France (3.9%)
	Sanofi-Aventis	10,507,991	665,756
	Ipsen Promesses	1,400,000	53,214
			718,970

	Germany (0.8%)
		Bayer AG		1,994,656	109,190
		Fresenius Medical Care AG		611,950	27,111
					136,301
	Ireland (0.3%)
*		Elan Corp. PLC ADR		6,971,400	53,192
					53,192
	Japan (10.9%)
		Astellas Pharma Inc.		14,265,700	574,605
		Takeda Pharmaceutical Co. Ltd.		10,449,900	519,205
		Eisai Co., Ltd.		9,693,700	314,510
		Daiichi Sankyo Co., Ltd.		12,251,500	251,216
		Shionogi & Co., Ltd.		9,776,000	166,384
		Tanabe Seiyaku Co., Ltd.		6,850,000	72,094
		Chugai Pharmaceutical Co., Ltd.		4,101,800	58,336
		Ono Pharmaceutical Co., Ltd.		960,000	42,794
		Terumo Corp.		200,000	8,335
					2,007,479
	Switzerland (7.1%)
		Roche Holdings AG		4,893,977	748,421
		Novartis AG (Registered)		9,519,880	483,210
		Roche Holdings AG (Bearer)		429,320	66,345
					1,297,976
	United Kingdom (4.0%)
		AstraZeneca Group PLC		15,281,500	647,606
		GlaxoSmithKline PLC ADR		1,942,381	75,170
		AstraZeneca Group PLC ADR		366,572	15,565
					738,341
Total International					5,070,080
Total Common Stocks (Cost $15,317,747)					17,019,853
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (7.5%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund	2.217%		1,278,200	1,278

			Maturity Date	Face Amount ($000)	Market Value ($000)
Commercial Paper (1.1%)
	General Electric Capital Services	2.547%	11/5/08	200,000	199,961

Repurchase Agreements (5.3%)
Banc of America Securities, LLC (Dated 10/31/08, Repurchase Value $495,310,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%-6.000%, 10/1/23-10/1/38 and Federal National Mortgage Assn. 4.500%-6.500%, 10/1/23-10/1/38)	0.250%	11/3/08	495,300	495,300
	Deutsche Bank Securities, Inc. (Dated 10/31/08, Repurchase Value $484,410,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%-7.000%, 9/1/18-9/1/38 and Government National Mortgage Assn. 6.000%, 6/15/38-9/15/38)	0.250%	11/3/08	484,400	484,400
					979,700
U.S. Government & Agency Obligations (1.1%)
[4]	Federal Home Loan Bank	2.059%	1/5/09	100,000	99,650
[4]	Federal National Mortgage Assn.	2.059%	1/5/09	100,000	99,650
					199,300
Total Temporary Cash Investments (Cost $1,380,182)					1,380,239
Total Investments (100.2%) (Cost $16,697,929)					18,400,092
[3] Other Assets and Liabilities-Net (-0.2%)					(38,965)
Net Assets (100%)					18,361,127

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,186,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $1,278,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2008, the cost of investment securities for tax purposes was $16,697,929,000. Net unrealized appreciation of investment securities for tax purposes was $1,702,163,000, consisting of unrealized gains of $4,513,428,000 on securities that had risen in value since their purchase and $2,811,265,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	January 31, 2008		Proceeds from		October 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Cerner Corp.	209,600	9,543	4,641	-	152,643
Coventry Health Care Inc.	NA1	146,172	-	-	123,119
Forest Laboratories, Inc.	1,163,921	36,210	5,343	-	699,990
Health Management Associates Class A	84,930	-	-	-	33,090
OSI Pharmaceuticals, Inc.	138,782	-	-	-	132,066
Owens & Minor, Inc. Holding Co.	86,772	-	4,533	1,220	NA2
PAREXEL International Corp.	NA1	843	2,604	-	28,674
Perrigo Co.	151,116	-	17,817	690	NA2

	1,835,121			1,910	1,169,582

1At January 31, 2008, the issuer was not an affiliated company of the fund.

2At October 31, 2008, the security is still held but the issuer is no longer an affiliated company of the fund.

Health Care Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	12,094,978
Level 2- Other significant observable inputs	6,305,114
Level 3- Significant unobservable inputs	-
Total	18,400,092

Vanguard Precious Metals & Mining Fund

Schedule of Investments

As of October 31, 2008

		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (14.1%)
*,1	Iluka Resources Ltd.	37,325,000	90,255
	Sims Group Ltd.	7,900,000	75,758
	BlueScope Steel Ltd.	17,188,217	50,553
*,^,1	St. Barbara Ltd.	119,665,600	18,175
	BHP Billiton Ltd.	200,000	3,842
*	MIL Resources, Ltd.	1,678,671	24
			238,607
Canada (14.8%)
[1]	Franco-Nevada Corp.	8,250,000	118,209
[1]	Harry Winston Diamond Corp.	7,700,000	75,064
	Sherritt International Corp.	10,825,000	33,230
*,1	Centerra Gold Inc.	14,165,000	12,340
[2]	Harry Winston Diamond Corp. Private Placement	700,000	6,483
	Barrick Gold Corp.	150,000	3,430
*,1	Claude Resources, Inc.	5,150,000	1,545
			250,301
France (17.7%)
[1]	Imerys SA	3,380,000	153,882
	Eramet SLN	716,626	145,251
			299,133
Indonesia (0.2%)
	PT International Nickel Indonesia Tbk	22,500,000	3,577

Papa New Guinea (0.1%)
*	Bougainville Copper Ltd.	2,000,000	863

Peru (0.6%)
	Compania de Minas Buenaventura SA ADR	800,000	10,112

South Africa (10.8%)
	Impala Platinum Holdings Ltd. ADR	9,350,000	97,593
	Anglo Platinum Ltd. ADR	1,200,000	49,583
	Northam Platinum Ltd.	11,000,000	34,576
			181,752
United Kingdom (22.0%)
[1]	Johnson Matthey PLC	11,450,000	172,330
[1]	Lonmin PLC	8,175,000	152,465
^,1	Peter Hambro Mining PLC	6,500,000	21,535
	Hochschild Mining plc	7,150,000	15,381
*	Gem Diamond Ltd.	1,550,000	7,589

*	Gemfields Resources PLC	3,333,333	1,153
*	Kenmare Resources PLC	4,550,000	1,139
*	Mwana Africa PLC		3,180,219	290
*	Zambezi Resources Ltd.		4,895,833	99
				371,981
United States (18.6%)
	Peabody Energy Corp.		2,500,000	86,275
[1]	AMCOL International Corp.		3,100,000	76,043
[1]	Minerals Technologies, Inc.		1,336,514	75,861
	Schnitzer Steel Industries, Inc. Class A		1,750,000	47,127
	Newmont Mining Corp. (Holding Co.)		1,100,000	28,974
				314,280
Total Common Stocks (Cost $2,872,108)				1,670,606
Precious Metals (0.1%)
*	Platinum Bullion (In Ounces)		2,009	1,634
Total Precious Metals (Cost $1,213)				1,634
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (1.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $20,705)	2.217%	20,704,714	20,705
Total Investments (100.2%) (Cost $2,894,026)				1,692,945
[4] Other Assets and Liabilities-Net (-0.2%)				(3,565)
Net Assets (100%)				1,689,380

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,809,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.4% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $2,183,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Precious Metals & Mining Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2008, the cost of investment securities for tax purposes was $2,923,900,000. Net unrealized depreciation of investment securities for tax purposes was $1,230,955,000, consisting of unrealized gains of $110,582,000 on securities that had risen in value since their purchase and $1,341,537,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2008		Proceeds from		Oct. 31, 2008
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	63,752	14,196	-	1,502	76,043
Centennial Coal Co., Ltd.	49,955	-	74,803	225	-
Centerra Gold Inc.	214,439	-	-	-	12,340
Claude Resources, Inc.	6,746	-	-	-	1,545
Franco-Nevada Corp.	NA1	114,264	-	703	118,209
Harry Winston Diamond Corp.	178,714	29,901	-	952	81,547
Iluka Resources Ltd.	70,228	59,809	-	-	90,255
Imerys SA	NA1	54,632	831	7,074	153,882
Johnson Matthey PLC	NA1	94,426	-	4,912	172,330
Lonmin PLC	NA1	83,140	-	4,508	152,465
Minerals Technologies, Inc.	72,706	-	-	200	75,861
Peter Hambro Mining PLC	123,928	48,307	-	1,702	21,535
Sims Group Ltd.	182,990	15,880	-	7,089	NA2
St. Barbara Ltd.	53,465	25,935	-	-	18,175
	1,016,923			28,867	974,187

1 At January 31, 2008, the issuer was not an affiliated company of the fund.
2 At October 31, 2008, the security is still held, but the issuer is no longer an affiliated company of the fund.

Precious Metals & Mining Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	590,550
Level 2- Other significant observable inputs	1,095,912
Level 3- Significant unobservable inputs	6,483
Total	1,692,945

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of January 31, 2008	-
Net Purchases (Sales)	17,728
Change in Unrealized Appreciation (Depreciation)	(11,245)
Balance as of October 31, 2008	6,483

Vanguard REIT Index Fund

Schedule of Investments

As of October 31, 2008

		Shares	Market Value ($000)
Real Estate Investment Trusts (REITs) (98.2%)
Diversified REITs (9.0%)
	CapLease, Inc. REIT	1,680,387	11,343
	Colonial Properties Trust REIT	1,780,760	18,769
^	Cousins Properties, Inc. REIT	1,735,354	25,128
^	Gramercy Capital Corp. REIT	1,719,972	4,575
	Investors Real Estate Trust REIT	2,269,344	22,421
	Liberty Property Trust REIT	3,869,009	92,276
	PS Business Parks, Inc. REIT	605,506	27,411
	Vornado Realty Trust REIT	5,464,356	385,510
	Washington REIT	1,953,432	58,564
			645,997
Industrial REITs (4.8%)
	AMB Property Corp. REIT	3,872,944	93,067
	DCT Industrial Trust Inc. REIT	6,786,923	33,459
	DuPont Fabros Technology Inc.	1,401,705	8,733
	EastGroup Properties, Inc. REIT	983,853	32,939
^	First Industrial Realty Trust REIT	1,751,123	18,107
	First Potomac REIT	1,067,034	13,103
	ProLogis REIT	10,362,614	145,077
			344,485
Office REITs (16.0%)
	Alexandria Real Estate Equities, Inc. REIT	1,268,079	88,157
	BioMed Realty Trust, Inc. REIT	3,131,396	43,996
	Boston Properties, Inc. REIT	4,731,579	335,374
	Brandywine Realty Trust REIT	3,462,834	29,919
	Corporate Office Properties Trust, Inc. REIT	2,014,166	62,620
	Digital Realty Trust, Inc. REIT	2,672,732	89,483
	Douglas Emmett, Inc. REIT	3,835,225	57,912
	Duke Realty Corp. REIT	5,798,278	81,814
	Franklin Street Properties Corp. REIT	2,368,064	28,014
	Highwood Properties, Inc. REIT	2,510,868	62,320
	HRPT Properties Trust REIT	8,911,566	32,171
	Kilroy Realty Corp. REIT	1,293,708	41,593
	Lexington Realty Trust REIT	2,385,791	19,158
	Mack-Cali Realty Corp. REIT	2,596,446	58,991
^	Maguire Properties, Inc. REIT	1,517,399	5,387
	Parkway Properties Inc. REIT	604,876	10,434
	SL Green Realty Corp. REIT	2,307,278	96,998
			1,144,341
Residential REITs (16.8%)
	American Campus Communities, Inc. REIT	1,576,042	40,946
	Apartment Investment & Management Co. Class A REIT	3,543,339	51,839
	Avalonbay Communities, Inc. REIT	3,042,706	216,093

	BRE Properties Inc. Class A REIT	2,016,221	70,185
	Camden Property Trust REIT	2,100,926	70,822
	Education Realty Trust, Inc. REIT	1,127,137	4,790
	Equity Lifestyle Properties, Inc. REIT	922,680	38,743
	Equity Residential REIT	10,692,620	373,493
	Essex Property Trust, Inc. REIT	1,009,030	98,179
	Home Properties, Inc. REIT	1,250,377	50,628
	Mid-America Apartment Communities, Inc. REIT	1,037,312	36,555
	Post Properties, Inc. REIT	1,743,688	38,919
	Sun Communities, Inc. REIT	655,255	9,855
	UDR, Inc. REIT	5,377,177	106,253
			1,207,300
Retail REITs (25.0%)
	Acadia Realty Trust REIT	1,211,548	21,893
	Alexander's, Inc. REIT	79,766	27,918
	CBL & Associates Properties, Inc. REIT	2,490,432	22,987
	Cedar Shopping Centers, Inc. REIT	1,757,497	16,802
	Developers Diversified Realty Corp. REIT	4,734,865	62,358
^	Equity One, Inc. REIT	1,609,138	28,112
	Federal Realty Investment Trust REIT	2,323,810	142,380
	General Growth Properties Inc. REIT	9,516,289	39,397
	Getty Realty Holding Corp. REIT	734,175	14,294
	Glimcher Realty Trust REIT	1,493,848	7,828
	Inland Real Estate Corp. REIT	2,344,391	26,867
	Kimco Realty Corp. REIT	9,025,908	203,805
	Kite Realty Group Trust REIT	1,273,869	7,745
	National Retail Properties REIT	2,903,167	51,763
	Pennsylvania REIT	1,554,594	19,666
	Ramco-Gershenson Properties Trust REIT	731,202	9,637
^	Realty Income Corp. REIT	4,004,098	92,575
	Regency Centers Corp. REIT	2,764,094	109,071
	Saul Centers, Inc. REIT	563,224	20,608
	Simon Property Group, Inc. REIT	8,883,821	595,483
	Tanger Factory Outlet Centers, Inc. REIT	1,246,843	45,098
	Taubman Co. REIT	2,087,582	69,349
	The Macerich Co. REIT	2,868,495	84,391
	Urstadt Biddle Properties Class A REIT	754,159	12,353
	Urstadt Biddle Properties REIT	33,119	544
	Weingarten Realty Investors REIT	2,987,433	61,093
			1,794,017
Specialized REITs (26.6%)
	Ashford Hospitality Trust REIT	4,496,178	7,284
	DiamondRock Hospitality Co. REIT	3,746,226	19,405
	Entertainment Properties Trust REIT	1,298,992	48,647
	Extra Space Storage Inc. REIT	2,982,978	34,334
	FelCor Lodging Trust, Inc. REIT	2,486,409	7,484
	HCP, Inc. REIT	9,870,365	295,420
	Health Care Inc. REIT	3,839,417	170,892

Healthcare Realty Trust Inc. REIT	2,278,214	58,208
Hospitality Properties Trust REIT	3,713,573	37,693
Host Hotels & Resorts Inc. REIT	19,610,933	202,777
LaSalle Hotel Properties REIT	1,585,619	22,326
LTC Properties, Inc. REIT	774,601	18,722
	Medical Properties Trust Inc. REIT		2,623,267	19,360
	National Health Investors REIT		989,487	29,625
	Nationwide Health Properties, Inc. REIT		3,808,932	113,659
	Omega Healthcare Investors, Inc. REIT		3,237,426	48,788
	Public Storage, Inc. REIT		5,014,653	408,694
	Senior Housing Properties Trust REIT		4,424,834	84,824
	Sovran Self Storage, Inc. REIT		863,709	28,027
	Strategic Hotels and Resorts, Inc. REIT		2,942,819	14,567
	Sunstone Hotel Investors, Inc. REIT		2,031,368	13,306
	U-Store-It Trust REIT		1,946,415	13,352
	Universal Health Realty Income REIT		444,943	15,444
	Ventas, Inc. REIT		5,473,615	197,379
				1,910,217
Total Real Estate Investment Trusts (REITs) (Cost $9,979,460)				7,046,357
	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (2.2%)
[1,2]	Vanguard Market Liquidity Fund (Cost $159,520)	2.217%	159,521,000	159,521
Total Investments (100.4%) (Cost $10,138,980)				7,205,878
[2] Other Assets and Liabilities-Net (-0.4%)				(30,427)
Net Assets (100%)				7,175,451

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,363,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $34,414,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

REIT Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2008, the cost of investment securities for tax purposes was $10,138,980,000. Net unrealized depreciation of investment securities for tax purposes was $2,933,102,000, consisting of unrealized gains of $79,352,000 on securities that had risen in value since their purchase and $3,012,454,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 16, 2008

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 16, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.